Schedule of loss per share (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 CAD ($) $ / shares shares	Sep. 30, 2023 CAD ($) $ / shares shares
Net loss per share
Net loss	$ (15,133)	$ (3,115)	$ (29,745)	$ (11,077)	$ (59,435)	$ (15,128)
Weighted Average Number of Shares Outstanding, Diluted	20,401,138	21,922,889	19,334,671	22,005,842	12,559,264	12,388,467
Net loss per share attributable to common stockholder, basic | (per share)	$ (0.74)	$ (0.14)	$ (1.54)	$ (0.50)	$ (4.73)	$ (1.22)
Net loss per share attributable to common stockholder, diluted | (per share)	$ (0.74)	$ (0.14)	$ (1.54)	$ (0.50)	$ (4.73)	$ (1.22)